Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Number of fixed price contracts	six
Sale and Purchase Agreement, Term of Agreement	20 years
Difference in tax basis of assets and liabilities	$ 10,600,000
Asset Retirement Obligation	$ 0
Sabine Pass LNG terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property Lease Term	90 years